Loans Receivable, Net - Schedule of Allowance for Loan Losses (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Receivables [Abstract]
Beginning balance	¥ 294,355	¥ 427,873	¥ 382,012
Provision for loans receivable	586,843	415,902	374,243
Current period write off	(666,648)	(549,420)	(328,382)
Ending balance	¥ 214,550	¥ 294,355	¥ 427,873